Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

10. Leases

Operating leases of the Group mainly include land use rights and leases of offices, retail stores and delivery and servicing centers and the finance lease was the lease of Changzhou manufacturing base production plants (Note 8(ii)).

The components of lease expenses were as follows:

	For the Year Ended December 31,
	2020	2021	2022
Lease cost
Finance lease cost:
Amortization of assets	15,346	12,122	—
Interest of lease liabilities	21,851	19,322	—
Operating lease cost	176,788	367,375	698,280
Short‑term lease cost	4,937	15,559	54,683
Total	218,922	414,378	752,963

Operating lease cost is recognized as rental expenses in consolidated statements of comprehensive loss.

Short-term lease cost is recognized as rental expenses in consolidated statements of comprehensive loss on a straight-line basis over the lease term.

	For the Year Ended December 31,
	2020	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	126,418	346,757	610,490
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	896,804	1,120,392	2,071,200

Supplemental balance sheet information related to leases was as follows (in thousands, except lease terms and discount rate):

	As of December 31,
	2021	2022
Operating Leases
Land use rights, net	289,810	1,010,640
Operating lease right-of-use assets, net (excluding land use rights)	1,771,682	2,528,271
Total operating lease assets	2,061,492	3,538,911
Operating lease liabilities, current	473,245	696,454
Operating lease liabilities, non-current	1,369,825	1,946,367
Total operating lease liabilities	1,843,070	2,642,821

	As of December 31,
	2021	2022
Weighted-average remaining lease term
Land use rights	47 years	49 years
Operating leases	8 years	7 years
Weighted-average discount rate
Land use rights	—	—
Operating leases	5.8%	5.8%

10. Leases (Continued)

Maturities of lease liabilities were as follows:

As of December 31, 2022
Operating leases
2023	824,247
2024	584,377
2025	377,332
2026	263,142
2027	195,680
Thereafter	965,491
Total undiscounted lease payments	3,210,269
Less: imputed interest	(567,448)
Total lease liabilities	2,642,821

Acquisition of Changzhou Manufacturing Base Phase I and Phase II and termination of lease agreements

In November 2021, Jiangsu CHJ, as a subsidiary of the Group, entered into an equity transfer agreement to acquire an 100% equity interest in Changzhou Chehejin which owns the legal title of Changzhou Manufacturing Base Phase I and Phase II Land use rights and Plants. According to the equity transfer agreement, the total consideration for this transaction was RMB567,118 in cash, of which RMB537,009 was paid as of December 31, 2022. Upon the completion of the transaction, the legal titles of Changzhou Manufacturing Base Phase I and II, including Land use rights and Plants, were transferred to the Group, and the original lease agreements were terminated accordingly.

There were no inputs and substantive processes acquired to significantly contribute to the ability to create outputs (no workforce or revenue supporting processes were acquired in connection with this transaction). Accordingly, this transaction was accounted for as an asset acquisition.

According to ASC 842-20-40-2, the termination of a lease that results from the purchase of an underlying asset by the lessee is not the type of termination of a lease contemplated but, rather, is an integral part of the purchase of the underlying asset. Upon the Group’s purchase of the Changzhou Manufacturing Base Phase I and II Land use right and Plants, the difference between the total consideration of this transaction and the carrying amount of the lease liabilities arising from Phase I assets and short-term borrowings arising from Phase II assets immediately prior to the transaction was recorded as an adjustment of the carrying amount of the asset, with an amount of RMB47,876 on the consolidated balance sheet as of December 31, 2021.

Acquisition of land use rights in Changzhou and Chongqing

For the year ended December 31, 2022, the Group acquired land use rights to construct production plants and facilities for manufacturing vehicles of the Group in Changzhou and Chongqing, the PRC. The total consideration of land use rights was RMB766,662 that was fully paid as of December 31, 2022.

Land use rights are classified as an operating lease and are recorded at cost, as a right of use asset less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 50 years that represent the terms of land use rights certificate. The Group recorded amortization of land use rights in Changzhou and Chongqing of RMB12,807 for the year ended December 31, 2022.